DESCRIPTION OF TC ENERGY'S BUSINESS	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF TC ENERGY'S BUSINESS	DESCRIPTION OF TC ENERGY'S BUSINESS
TC Energy Corporation (TC Energy or the Company) is a leading North American energy infrastructure company which operates in five business segments: Canadian Natural Gas Pipelines, U.S. Natural Gas Pipelines, Mexico Natural Gas Pipelines, Liquids Pipelines and Power and Storage. These segments offer different products and services, including certain natural gas, crude oil and electricity marketing and storage services. The Company also has a Corporate segment, consisting of corporate and administrative functions that provide governance, financing and other support to the Company's business segments.
Canadian Natural Gas Pipelines
The Canadian Natural Gas Pipelines segment primarily consists of the Company's investments in 40,707 km (25,294 miles) of regulated natural gas pipelines.
U.S. Natural Gas Pipelines
The U.S. Natural Gas Pipelines segment primarily consists of the Company's investments in 50,211 km (31,199 miles) of regulated natural gas pipelines, 535 Bcf of regulated natural gas storage facilities and other assets, owned directly and through the Company's investment in TC PipeLines, LP.
Mexico Natural Gas Pipelines
The Mexico Natural Gas Pipelines segment primarily consists of the Company's investments in 2,503 km (1,554 miles) of regulated natural gas pipelines.
Liquids Pipelines
The Liquids Pipelines segment primarily consists of the Company's investments in 4,946 km (3,075 miles) of crude oil pipeline systems which connect Alberta and U.S. crude oil supplies to U.S. refining markets in Illinois, Oklahoma and Texas.
Power and Storage
The Power and Storage segment primarily consists of the Company's investments in seven power generation facilities and 118 Bcf of non-regulated natural gas storage facilities. These assets are located in Alberta, Ontario, Québec and New Brunswick.